Advances for Vessels under Construction and Vessel Acquisition - Remaining contractual commitments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Advances for Vessels under Construction and Vessel Acquisition
December 31, 2026	$ 502,414
December 31, 2027	763,695
December 31, 2028	239,456
December 31, 2029	42,550
Total contractual commitments	$ 1,548,115